RESTRUCTURING CHARGES (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
RESTRUCTURING CHARGES [Abstract]
Restructuring charges including equity-based compensation expenses	$ 17.3	$ 41.4
Equity-based compensation expenses included in restructuring charges	$ 3.3	$ 19.9